Other Insurance Liabilities and Separate Accounts - Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Large Case Pensions
Present value of expected future policy benefits
Liability for future policy benefits, beginning of period - current discount rate	$ 3,034	$ 3,582
Beginning liability for future policy benefits at original (locked-in) discount rate	2,650	2,979
Effect of changes in cash flow assumptions		0	$ (96)
Effect of actual variances from expected experience		(44)	(39)
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate		2,606	2,844
Issuances	4	2
Interest accrual (using locked-in discount rate)	106	117
Benefit payments (actual)	(291)	(313)
Ending liability for future policy benefits at original (locked-in) discount rate	2,425	2,650
Effect of changes in discount rate assumptions	(173)	384
Liability for future policy benefits, end of period - current discount rate	2,252	3,034
Net liability for future policy benefits	2,252	3,034
Less: Reinsurance recoverable	0	0	0
Net liability for future policy benefits, net of reinsurance recoverable	2,252	3,034	3,647
Long-Term Care
Present value of expected net premiums
Liability for future policy benefits, beginning of period - current discount rate	389	417
Beginning liability for future policy benefits at original (locked-in) discount rate	323	330
Effect of changes in cash flow assumptions		(15)	8
Effect of actual variances from expected experience		18	9
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate		326	347
Interest accrual (using locked-in discount rate)	16	17
Net premiums (actual)	(40)	(41)
Ending liability for future policy benefits at original (locked-in) discount rate	302	323
Effect of changes in discount rate assumptions	(2)	66
Liability for future policy benefits, end of period - current discount rate	300	389
Present value of expected future policy benefits
Liability for future policy benefits, beginning of period - current discount rate	1,991	2,051
Beginning liability for future policy benefits at original (locked-in) discount rate	1,480	1,430
Effect of changes in cash flow assumptions		99	35
Effect of actual variances from expected experience		18	3
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate		1,597	1,468
Issuances	0	0
Interest accrual (using locked-in discount rate)	80	74
Benefit payments (actual)	(64)	(62)
Ending liability for future policy benefits at original (locked-in) discount rate	1,613	1,480
Effect of changes in discount rate assumptions	(47)	511
Liability for future policy benefits, end of period - current discount rate	1,566	1,991
Net liability for future policy benefits	1,266	1,602
Less: Reinsurance recoverable	0	0	0
Net liability for future policy benefits, net of reinsurance recoverable	$ 1,266	$ 1,602	$ 1,695